UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

DREYFUS PREMIER EQUITY FUNDS, INC.
Dreyfus Premier Growth and Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER GROWTH and INCOME FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Banking--3.5%
Bank of America	25,800	1,190,670

Basic Industries--3.1%
Air Products & Chemicals	9,300	550,467
E I Du Pont de Nemours & Co.	12,000	510,000
		1,060,467

Beverages & Tobacco--2.7%
Altria Group	12,400	926,528

Capital Goods--8.4%
Danaher	11,100	619,158
Emerson Electric	7,000	522,900
General Electric	48,500	1,699,925
		2,841,983
Consumer Non-Durables--3.7%
PepsiCo	9,500	561,260
Procter & Gamble	12,100	700,348
		1,261,608
Consumer Services--10.4%
Advance Auto Parts	12,950	562,807
CVS	21,300	562,746
Hilton Hotels	21,900	528,009
Home Depot	12,200	493,856
News, Cl. A	22,400	348,320
Target	12,100	665,137
Walt Disney	15,900	381,123
		3,541,998
Electronic Components--1.8%
EMC/Massachusetts	44,400a	604,728

Energy--12.0%
Anadarko Petroleum	4,100	388,475
Chesapeake Energy	9,100	288,743
Chevron	15,700	891,289
ConocoPhillips	6,500	378,170
Exxon Mobil	27,300	1,533,441
Grant Prideco	6,700a	295,604
Weatherford International	8,200a	296,840
		4,072,562
Financial Services--16.7%
Axis Capital Holdings	21,800	681,904
Capital One Financial	8,400	725,760
Countrywide Financial	20,800	711,152
JPMorgan Chase & Co.	27,400	1,087,506
Merrill Lynch & Co.	12,800	866,944
Radian Group	11,700	685,503
Wachovia	17,200	909,192
		5,667,961
Health Care--13.4%
Alcon	4,600	596,160
Caremark Rx	7,800a	403,962
Fisher Scientific International	6,200a	383,532
Genzyme	8,400a	594,552
Johnson & Johnson	16,100	967,610
Novartis, ADR	11,500	603,520
WellPoint	7,200a	574,488
Wyeth	8,900	410,023
		4,533,847

Technology--14.0%
Cisco Systems	20,800a	356,096
Dell	17,300a	518,827
International Business Machines	4,500	369,900
Microchip Technology	10,900	350,435
Microsoft	37,400	978,010
Motorola	31,300	707,067
National Semiconductor	10,500	272,790
Qualcomm	9,300	400,644
Texas Instruments	12,600	404,082
Yahoo!	10,200a	399,636
		4,757,487
Transportation--4.2%
Burlington Northern Santa Fe	11,900	842,758
Carnival	10,900	582,823
		1,425,581
Utilities--4.6%
AT & T	18,500	453,065
PG & E	4,600	170,752
Sempra Energy	6,400	286,976
Southern	11,100	383,283
Verizon Communications	9,000	271,080
		1,565,156
Total Common Stocks
(cost $29,378,480)		33,450,576

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $466,000)	466,000b	466,000

Total Investments (cost $29,844,480)	99.9%	33,916,576

Cash and Receivables (Net)	.1%	38,424

Net Assets	100.0%	33,955,000

ADR - American Depository Receipts. [a] Non-income producing. [b] Investment in affiliated money market mutual fund.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER EQUITY FUNDS, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)